Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD'000	2019	2018
Raw materials	636	1,342
Work in progress	2,151	2,844
Total inventories	2,787	4,186

In the years ended December 31, 2019, 2018 and 2017, the Group recorded inventory obsolescence charges in the income statement of respectively USD 26,249, USD 90,567 and USD 2,537 on raw materials, and USD 508,938, USD 193,213 and USD 2,274,710 on work in progress.